UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     September 30, 2007

Check here if Amendment [   ]; Amendment Number: ____
        This Amendment (Check only one.):   [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                 Litchfield Capital Management, LLC
Address:              24 Village Green Drive
                      Litchfield, CT 06759

Form 13F File Number: 28-11633

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:                 Chad Yonker
Title:                Managing Member
Phone:                (860) 567-1101

Signature, Place, and Date of Signing:

/s/ Chad Yonker                Litchfield, CT            November 14, 2007
________________________________________________________________________________
    [Signature]                    [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     44

Form 13F Information Table Value Total:     91,540
                                            (thousands)
List of Other Included Managers:            None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                     FORM 13F INFORMATION TABLE
                                     NAME OF REPORTING MANAGER:
                                 LITCHFIELD CAPITAL MANAGEMENT, LLC
                                          As of 9/30/07

  Column 1                    Column 2      Column 3   Column 4         Column 5          Column 6     Column 7      Column 8

                                                                  Shares or
  Name of                     Title of       CUSIP      Value     Principal  SH/ PUT/    Investment     Other         Voting
  Issuer                       Class         Number    ($1,000)   Amount     PRN CALL    Discretion    Managers      Authority

                                                                                                                Sole   Shared  None

ACXIOM CORP                   COM             005125109     990       50,000  SH         SOLE                      50,000
AGILENT TECHNOLOGIES INC      COM             00846U101     349        9,450  SH         SOLE                       9,450
AGILENT TECHNOLOGIES INC      COM             00846U101   1,475       40,000     CALL    SOLE                      40,000
AGILENT TECHNOLOGIES INC      COM             00846U101   1,475       40,000     PUT     SOLE                      40,000
AMERICAN EXPRESS CO           COM             025816109   4,750       80,000     PUT     SOLE                      80,000
ANNALY CAP MGMT INC           COM             035710409   8,410      527,956  SH         SOLE                     527,956
ANWORTH MORTGAGE ASSET CP     COM             037347101   6,311    1,170,912  SH         SOLE                   1,170,912
ARCHSTONE SMITH TRUST         COM             039583109   1,378       22,911  SH         SOLE                      22,911
ARGO GROUP INTL HLDGS LTD     COM             G0464B107   1,911       43,932  SH         SOLE                      43,932
ASPEN INSURANCE HOLDINGS LTD  SHS             G05384105     698       25,000  SH         SOLE                      25,000
BANKUNITED FINL CORP          CL A            06652B103   1,788      115,075  SH         SOLE                     115,075
CAPSTEAD MTG CORP             COM NO PAR      14067E506     771       75,000  SH         SOLE                      75,000
CATALINA MARKETING CORP       COM             148867104   1,029       31,781  SH         SOLE                      31,781
CENTEX CORP                   COM             152312104     243        9,150  SH         SOLE                       9,150
CHRISTOPHER & BANKS CORP      COM             171046105     606       50,000     CALL    SOLE                      50,000
CHRISTOPHER & BANKS CORP      COM             171046105     606       50,000     PUT     SOLE                      50,000
ELECTRONIC DATA SYS NEW       COM             285661104     441       20,213  SH         SOLE                      20,213
GENERAL MTRS CORP             COM             370442105     147        4,000  SH         SOLE                       4,000
GRUBB & ELLIS CO              COM PAR $0.01   400095204   4,679      503,172  SH         SOLE                     503,172
HANOVER INS GROUP INC         COM             410867105   1,153       26,100  SH         SOLE                      26,100
INTERNET HOLDRS TR            DEPOSIT RCPT    46059W102     582        8,900  SH         SOLE                       8,900
INTERNET HOLDRS TR            DEPOSIT RCPT    46059W102   6,534      100,000     PUT     SOLE                     100,000
INVESTMENT TECHNOLOGY GRP NEW COM             46145F105   3,360       78,180  SH         SOLE                      78,180
ISHARES INC                   MSCI BRAZIL     464286400   2,207       30,000     CALL    SOLE                      30,000
MBIA INC                      COM             55262C100     381        6,240  SH         SOLE                       6,240
MBIA INC                      COM             55262C100     916       15,000     PUT     SOLE                      15,000
MFA MTG INVTS INC             COM             55272X102   3,931      488,373  SH         SOLE                     488,373
MCCLATCHY CO                  CL A            579489105      95        4,750  SH         SOLE                       4,750
MIDCAP SPDR TR                UNIT SER 1      595635103   1,834       11,400  SH         SOLE                      11,400
NORDIC AMERICAN TANKER SHIPP  COM             G65773106   1,962       50,000     CALL    SOLE                      50,000
PACKETEER INC                 COM             695210104     297       39,081  SH         SOLE                      39,081
PACKETEER INC                 COM             695210104     760      100,000     PUT     SOLE                     100,000
PHARMACYCLICS INC             COM             716933106   1,828      794,786  SH         SOLE                     794,786
POWERSHARES QQQ TRUST         UNIT SER 1      73935A104   3,537       68,800  SH         SOLE                      68,800
PRECISION CASTPARTS CORP      COM             740189105   1,273        8,600  SH         SOLE                       8,600
REGIONAL BK HOLDERS TR        DEPOSIT RCPT    75902E100  14,833      100,000     PUT     SOLE                     100,000
SEALY CORP                    COM             812139301      21        1,500  SH         SOLE                       1,500
SELECT SECTOR SPDR TR         SBI INT-ENERGY  81369Y506     381        5,100  SH         SOLE                       5,100
SELECT SECTOR SPDR TR         SBI INT-ENERGY  81369Y506   2,244       30,000     PUT     SOLE                      30,000
TOLL BROTHERS INC             COM             889478103     600       30,000     CALL    SOLE                      30,000
TOLL BROTHERS INC             COM             889478103     600       30,000     PUT     SOLE                      30,000
UNITED STATES STL CORP NEW    COM             912909108     985        9,300  SH         SOLE                       9,300
UNITED STATES STL CORP NEW    COM             912909108   2,119       20,000     PUT     SOLE                      20,000
VANGUARD INDEX FDS            EXTEND MKT ETF  922908652   1,050        9,450  SH         SOLE                       9,450
